REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Contract liabilities - related parties	$ 228	$ 150
Contract liabilities, non-current	7,458	8,683
Contract liabilities	26,145	42,797
Third parties
REVENUES
Contract liabilities, current	18,459	33,964
Contract liabilities, non-current	7,458	8,683
Related parties
REVENUES
Contract liabilities - related parties	228	150
Contract liabilities	$ 228	$ 150